SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IFRSStatementLineItems [Line Items]
Balance	$ (2,053,237)	$ 2,947,402	$ 5,319,408
Expenses settled in shares	3,452,769	86,028
Balance	$ (5,879,582)	$ (2,053,237)	$ 2,947,402
Issued Capital [member]
IFRSStatementLineItems [Line Items]
Balance, shares	25,519,774	1,374,415,468
Balance	$ 131,385,892	$ 123,976,510
Issue of share (IPO) - May 2022, shares		625,000
Issue of share (IPO) - May 2022		$ 2,500,000
Issue of share (IPO) - Cost of fundraising - May 2022, shares
Issue of share (IPO) - Cost of fundraising - May 2022		$ (742,979)
Expenses settled in shares	1,557,272	33,500
Expenses settled in shares, value	$ 2,368,287	$ 86,028
Issue of share (IPO) - March 2023, shares		3,716,529
Issue of share (IPO) - March 2023		$ 5,741,335
Issue of share (IPO) - Cost of fundraising - March 2023, shares
Issue of share (IPO) - Cost of fundraising - March 2023		$ (175,000)
Issue of share for fundraising, net Sept-Dec 2023, Shares	4,159,270
Issue of share for fundraising, net Sept-Dec 2023	$ 6,208,508
Issuance of Shares to related party - Loan Conversion, Shares	2,100,000
Issuance of Shares to related party - Loan Conversion	$ 3,150,000
Balance, shares	33,336,316	25,519,774	1,374,415,468
Balance	$ 143,112,687	$ 131,385,892	$ 123,976,510
Issued Capital [member] | Increase (decrease) due to corrections of prior period errors [member]
IFRSStatementLineItems [Line Items]
Balance, shares		21,144,745
Balance		$ 123,976,510
Balance, shares			21,144,745
Balance			$ 123,976,510